Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars (Details)
Currency exchange rate applicable to balance sheet as of March 31, 2012	1.0027
Currency exchange rate applicable to statement of operations for the year ended December 31, 2011		1.0115
Currency exchange rate applicable to statement of operations for the three months ended March 31, 2012	0.9977